Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Sale of electricity and revenues from provision of services	$ 61,388	$ 36,028	$ 31,694
Cost of sales	(7,419)	(13)	(2,620)
Dividend received from associates,net	0	129,853	154,672
Other expenses, net	20,319	565	479
Financing (income)/expenses, net	$ (5,879)	$ (1,295)	$ (4,130)